UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23509

Hamilton Lane Private Assets Fund

(Exact name of registrant as specified in charter)

110 Washington Street, Suite 1300
Conshohocken, Pennsylvania 19428-2053

(Address of principal executive offices) (Zip code)

Frederick W. Shaw

Hamilton Lane Advisors, L.L.C.

110 Washington Street, Suite 1300
Conshohocken, Pennsylvania 19428-2053

(Name and address of agent for service)

registrant's telephone number, including area code: (610) 617-5724

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Hamilton Lane Private Assets Fund

Financial Statements

For the Six Months Ended September 30, 2021 (Unaudited)

Hamilton Lane Private Assets Fund

Table of Contents
For the Six Months Ended September 30, 2021 (Unaudited)

Consolidated Schedule of Investments	2-6
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Statement of Cash Flows	10
Consolidated Financial Highlights	11-13
Consolidated Notes to Financial Statements	14-25
Supplemental Data (Unaudited)	26
Fund Information (Unaudited)	27-28

Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments
As of September 30, 2021 (Unaudited)

Investments — 105.64%†	Interest Rate	Maturity Date	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments — 42.36% ^
Direct Credit — 13.44%
North America — 13.44%
Consumer Discretionary — 2.27%
LHS Borrower, LLC.[1,2] (Principal amount $5,346,638)	Cash 6.75% + LIBOR (1% Floor)[3]	9/30/2025	Senior Debt	9/30/2020	$5,246,365	$5,316,162	#

Containers and Packaging — 0.4%
Arctic Holdco, LLC.[1,2] (Principal amount $957,129)	Cash 6.00% + LIBOR (1% Floor)[3]	12/23/2026	Senior Debt	5/7/2021	934,010	932,903	#

Diversified Financials — 1.96%
AMLRS Holdings, Inc.[1,2] (Principal amount $4,645,461)	Cash 6.25% + LIBOR (1% Floor)[3]	9/21/2026	Senior Debt	9/21/2020	4,568,236	4,604,581	#

Electrical Equipment — 0.3%
Inventus Power, Inc.[1] (Principal amount $692,308)	Cash 7.50% + LIBOR (1% Floor)[3]	9/29/2024	Senior Debt	3/31/2021	680,240	692,308	#

Health Care — 0.27%
Teal Acquisition Co., Inc.[1,2] (Principal amount $645,528)	Cash 6.25% + LIBOR (1% Floor)[3]	9/22/2026	Senior Debt	9/21/2020	629,166	633,005	#

Information Technology — 3.39%
Everberg CIS Holdings, LLC.[1,2] (Principal amount $526,170)	Cash 9.78% + LIBOR (1% Floor)[3]	4/14/2026	Senior Debt	4/5/2021	522,858	528,637	#
GI Consilio Parent, LLC.[1] (Principal amount $4,500,000)	Cash 7.50% + LIBOR (0.50% Floor)[3]	4/30/2029	Preferred Equity	5/20/2021	4,455,000	4,455,000	#
Redstone Holdco 2, L.P.[1] (Principal amount $3,000,000)	Cash 7.75% + LIBOR (0.75% Floor)[3]	4/27/2029	Senior Debt	5/20/2021	2,947,500	2,949,254	#
Total Information Technology						7,932,891

Insurance — 2.46%
Alliant Services, Inc.[1]	9.75%	12/8/2028	Preferred Equity	11/6/2020	5,927,099	5,761,200	#

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments
As of September 30, 2021 (Unaudited) (Continued)

Investments — 105.64%†	Interest Rate	Maturity Date	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments (Continued)
Direct Credit (Continued)
Software and Services — 1.11%
PF Midco, Inc.[1]	Cash 9.75% + LIBOR (1% Floor)[3]	Perpetual	Preferred Equity	11/17/2020	$1,276,130	$1,289,600	#
Packers Software Intermediate Holdings, Inc.[1,2] (Principal amount $1,302,222)	Cash 7.75% + LIBOR (1% Floor)[3]	11/12/2028	Preferred Equity	11/12/2020	1,280,272	1,302,612	#
Total Software and services						2,592,212

Telecommunications — 1.28%
MetroNet Systems Holdings, LLC.[1,4] (Principal amount $3,000,000)	Cash 7.00% + LIBOR (0.75% Floor)[3]	9/25/2027	Senior Debt	6/2/2021	2,947,795	2,985,898	#
Total Direct Credit						31,451,160

	Investment Type
Direct Equity — 28.92%
Asia — 1.88%
Health Care — 1.88%
Indigo, L.P.*[1,2,7]	Limited Partnership Interest	6/18/2021	4,400,000	4,400,000	#

North America — 15.35%
Consumer Discretionary — 6.29%
CL DAL Opportunities Feeder, L.P.*[1,2,8]	Limited Partnership Interest	9/16/2020	3,934,364	7,505,581
RC V RW Investor-B, LLC*[1,8]	Limited Partnership Interest	10/12/2020	6,000,966	7,202,477	#
Total Consumer Discretionary				14,708,058

Diversified Financials — 1.16%
AMLRS Equity Investors, L.P.*[1,8]	Limited Partnership Interest	9/21/2020	1,413,356	2,713,383	#

Health Care — 3.75%
NEA BH SPV II, L.P.*[1,8]	Limited Partnership Interest	9/2/2020	5,012,744	5,994,799
Teal Parent Holdings, L.P.*[1,8]	Limited Partnership Interest	9/21/2020	32,520	33,026	#
TVG-Hero Holdings II, L.P.*[1,2,8]	Limited Partnership Interest	10/8/2020	2,175,664	2,737,841	#
Total Health Care				8,765,666

Industrial Services — 3.62%
KAWP Holdings, L.P.*[1,8]	Limited Partnership Interest	12/14/2020	7,436,323	8,469,443	#

Information Technology — 0.22%
T-VIII Skopima Co-Invest, L.P.*[1,2,7]	Limited Partnership Interest	5/7/2021	526,015	525,000	#

Software and Services — 0.31%
Project Brewer*[1,8]	Limited Partnership Interest	11/12/2020	702,923	727,575	#
Total North America				35,909,125

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments
As of September 30, 2021 (Unaudited) (Continued)

Investments — 105.64%†	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
United Kingdom — 11.69%
Health Care — 3.08%
Panacea Co-Investment, L.P.*[1,5,8]	Limited Partnership Interest	12/16/2020	$6,167,427	$7,202,116	#

Insurance — 3.16%
Chance Co-Investment, L.P.*[1,5,8]	Limited Partnership Interest	12/16/2020	6,566,015	7,403,478	#

Software and Services — 5.45%
Bowmark Investment Partnership - J, L.P.*[1,5,8]	Limited Partnership Interest	10/15/2020	2,583,473	3,049,033	#
TPG Vardos CI, L.P.*[1,2,8]	Limited Partnership Interest	9/7/2020	6,009,308	9,693,356	#
Total Software and Services				12,742,389
Total United Kingdom				27,347,983
Total Direct Equity				67,657,108

Secondary Investments — 43.24% ^
Secondary Direct Equity — 1.64%
North America — 1.64%
Growth Equity — 1.64%
Madison Bay - HL, L.P.*[1,2,4,8]	Limited Partnership Interest	9/4/2020	2,576,913	3,830,643
Total Secondary Direct Equity				3,830,643

Secondary Funds — 41.6%
Asia — 4.2%
Health Care — 4.2%
LC Healthcare Continued Fund, L.P.*[1,2,4,8]	Limited Partnership Interest	5/12/2021	6,399,881	9,833,924

Europe — 1.65%
Corporate Finance/Buyout — 1.37%
Waterland Strategic Opportunities Fund I, C.V.*[1,2,4,5,8]	Limited Partnership Interest	4/22/2021	3,359,086	3,202,271

Diversified — 0.28%
Sagard 3, FCPI*[1,2,4,5,8]	Limited Partnership Interest	7/23/2021	575,307	617,576
Sagard 4, FCPI*[1,2,4,5,8]	Limited Partnership Interest	9/3/2021	55,293	41,743
Total Diversified				659,319
Total Europe				3,861,590

North America — 35.75%
Corporate Finance/Buyout — 11.04%
Audax Private Equity Fund IV CF, L.P.*[1,2,8]	Limited Partnership Interest	12/14/2020	4,184,432	5,461,443
CLP Select Opportunities, L.P.*[1,2,8]	Limited Partnership Interest	12/9/2020	6,658,647	7,861,588
JZHL Secondary Fund L.P.*[1,2,6,8]	Limited Partnership Interest	12/1/2020	5,016,125	8,327,715
KPS Special Situations Fund IV, L.P.*[1,2,8]	Limited Partnership Interest	9/29/2020	2,242,772	2,488,967
Wind Point Partners VIII-B, L.P.*[1,2,8]	Limited Partnership Interest	3/31/2021	1,239,953	1,682,917
Total Corporate Finance/Buyout				25,822,630

Diversified — 6.55%
Resolute II Continuation Fund, L.P.*[1,2,4,8]	Limited Partnership Interest	8/20/2021	13,316,997	15,327,978

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments
As of September 30, 2021 (Unaudited) (Continued)

Investments — 105.64%†	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
North America (Continued)
Growth Equity — 16.56%
Everstone Capital Partners III, L.P.*[1,2,8]	Limited Partnership Interest	9/29/2020	$4,343,379	$7,133,486
L Catterton Growth IV L.P.*[1,2,4,8]	Limited Partnership Interest	3/30/2021	3,985,649	6,886,284
Motive IC SAS-A L.P.*[1,4,8]	Limited Partnership Interest	6/28/2021	2,726,464	2,778,165
NewView Capital Special Opportunities Fund I, L.P.*[1,2,8]	Limited Partnership Interest	10/12/2020	10,527,453	21,944,490
Total Growth Equity				38,742,425

Information Technology — 1.6%
ZMC II Extended Value Fund, L.P.*[1,2,4,8]	Limited Partnership Interest	8/19/2021	3,797,126	3,745,434
Total North America				83,638,467
Total Secondary Funds				97,333,981

Number of Contracts
Purchased Options — 0.01%
Put Options
INR Indian Rupee Option	2,000,000	83,000	31,201
Exercise Price: 79.93 INR, Notional Amount: 159,860,000 INR, Expiration Date: 10/19/2022*

	Interest rate	Principal Value	Shares
Short Term Investments — 20.03%
Federated Treasury Obligations Fund – Institutional Class[4]	0.01%[7]	N/A	39,335,192	39,335,192	39,335,192
UMB Bank Demand Deposit	0.01%[7]	7,515,000	N/A	7,515,000	7,515,000
Total Short Term Investments					46,850,192

Total Investments (Cost $202,314,438)					247,154,285
Liabilities in excess of other assets — (5.64%)					(13,200,931)
Total Net Assets — 100%					$233,953,354

INR - Indian Rupee

†

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.

^	Investments do not issue shares.
#

The Fair Value is estimated by management using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see notes to financial statements for further details regarding the valuation policy of the Fund.

*	Investment is non-income producing.
[1]	Restricted security.
[2]	Investment has been committed to but has not been fully funded by the Fund.
[3]	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of September 30, 2021 was 0.080%.
[4]	All or a portion of this security is custodied with HL PAF Holdings, LLC.
[5]	Foreign security denominated in U.S. Dollars.
[6]	This security is custodied with Cayman entity.
[7]	The rate is the annualized seven-day yield at period end.
[8]	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments
As of September 30, 2021 (Unaudited) (Continued)

Summary of Investments by Strategy (as a percentage of total investments)
Direct Investments
Direct Credit	13.44
Direct Equity	28.92
Total Direct Investments	42.36
Secondary Investments
Secondary Equity	1.64
Secondary Funds	41.60
Total Secondary Investments	43.24
Purchased Options Contracts	0.01
Short Term Investments	20.03
Total Investments	105.64
Other assets in excess of liabilities	(5.64)
Total Net Assets	100.00

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Statement of Assets and Liabilities
September 30, 2021 (Unaudited)

Assets
Investments, at fair value (cost $202,231,438)	$247,123,083
Purchased options, at fair value (cost $83,000)	31,201
Cash	992,744
Receivable for investments sold	50,672
Receivable from Adviser	470,815
Direct credit interest receivable	142,209
Direct equity interest receivable	19,660
Interest receivable	1,157
Prepaid expenses and other assets	599,411
Total Assets	249,430,952

Liabilities
Incentive fees payable	6,348,473
Subscription received in advance	7,515,000
Investment management fees payable	1,370,613
Organizational fees payable	30,316
Line of credit commitment fee payable	102,861
Accounting and administration fees payable	27,496
Distribution and service fees payable	2,301
Trustees’ fees payable	15,000
Custody fees payable	9,309
Transfer agent fees payable	8,790
Other accrued expenses	47,439
Total Liabilities	15,477,598

Commitments and contingencies (see Note 11)

Net Assets	$233,953,354

Composition of Net Assets:
Paid-in capital	$192,242,665
Total distributable earnings	41,710,689
Net Assets	$233,953,354

Net Assets Attributable to:
Class I Shares	$232,719,417
Class R Shares	890,840
Class D Shares	343,097
$233,953,354

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Class I Shares	19,651,138
Class R Shares	75,481
Class D Shares	28,983
19,755,602

Net Asset Value per Share:
Class I Shares	$11.84
Class R Shares	$11.80
Class D Shares	$11.84

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Statement of Operations
For the Six Months Ended September 30, 2021 (Unaudited)

Investment Income
Interest income	$1,289,532
Total Income	1,289,532

Expenses
Incentive fees	4,491,276
Investment management fees	1,474,198
Organizational fees	28,427
Professional fees	135,288
Accounting and administration fees	160,356
Offering costs	227,089
Trustees’ fees and expenses	30,000
CCO fees	30,648
Commitment fees	173,299
Line of credit fees	106,667
Transfer agent fees	19,293
Custodian fees	30,972
Distribution and service fees (Class R)	2,189
Distribution and service fees (Class D)	112
Other operating expenses	47,908
Total Expenses	6,957,722
Investment management fees recouped	19,949
Net Expenses	6,977,671
Net Investment Loss	(5,688,139)

Realized and Unrealized Gain/(Loss)
Net realized gain on investments	2,451,851
Net change in unrealized appreciation on investments	30,416,580
Net change in unrealized depreciation on purchased options	(31,909)
Net increase in reimbursement by affiliate (Note 6)	17,493
Net Realized and Unrealized Gain	32,854,015

Net Increase in Net Assets Resulting from Operations	$27,165,876

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Period January 4, 2021* Through March 31, 2021
Change in Net Assets Resulting from Operations
Net investment loss	$(5,688,139)	$(1,326,790)
Net realized gain on investments	2,451,851	1,438,968
Net change in unrealized appreciation/(depreciation) on investments and purchased options	30,384,671	5,704,675
Net increase in reimbursement by affiliate (Note 6)	17,493	—
Net Change in Net Assets Resulting from Operations	27,165,876	5,816,853

Change in Net Assets Resulting from Capital Share Transactions
Class I
Proceeds from issuance of shares	44,950,500	154,897,625	[1]
Total Class I Transactions	44,950,500	154,897,625

Class R
Proceeds from issuance of shares	697,500	—
Total Class R Transactions	697,500	—

Class D
Proceeds from issuance of shares	325,000	—
Total Class D Transactions	325,000	—

Net Change in Net Assets Resulting from Capital Share Transactions	45,973,000	154,897,625

Total Net Increase in Net Assets	73,138,876	160,714,478

Net Assets
Beginning of period	160,814,478	100,000
End of period	$233,953,354	$160,814,478

Shareholder Activity
Class I Shares
Subscriptions	4,166,613	15,484,525
Net Change in Class I Shares Outstanding	4,166,613	15,484,525

Class R Shares
Subscriptions	75,481	—
Net Change in Class R Shares Outstanding	75,481	—

Class D Shares
Subscriptions	28,983	—
Net Change in Class D Shares Outstanding	28,983	—

[1]

Contributions include $137,227,624, which consists of assets of $138,823,251, net of assumed liabilities and performance allocation of $1,595,627, which were received in connection with the reorganization of the Hamilton Lane Evergreen Private Fund LP. See Note 1 in the accompanying notes to consolidated financial statements.

*

The Fund commenced operations on January 4, 2021 following reorganization of Hamilton Lane Evergreen Private Fund LP which was effective as of close of business on December 31, 2020, see Note 1 in the accompanying notes to consolidated financial statements.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Statement of Cash Flows
For the Six Months Ended September 30, 2021 (Unaudited)

Cash Flows From Operating Activities
Net increase in net assets from operations	$27,165,876
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(58,593,103)
Purchases of short-term investments, net	(43,567,064)
Proceeds from investment distributions	4,830,918
Net realized gain on investments	(2,451,851)
Net change in unrealized appreciation/depreciation on investments	(30,416,581)
Net change in unrealized appreciation/depreciation on purchased options	31,909
(Increase)/Decrease in Assets:
Increase in receivable for investments sold	(50,672)
Decrease in prepaid organizational costs	125,664
Increase in prepaid expenses and other assets	(591,011)
Decrease in interest receivable	26,305
Decrease in receivable from Adviser	19,948
Increase in direct credit interest receivable	(23,406)
Increase in direct equity interest receivable	(19,660)
Increase/(Decrease) in Liabilities:
Increase in incentive fees payable	4,212,806
Increase in line of credit commitment fee payable	102,861
Increase in investment management fee payable	828,972
Decrease in organizational fee payable	(73,374)
Decrease in accounting and administration fees payable	(13,490)
Increase in trustees’ fees payable	(15,000)
Decrease in investor distribution and servicing fees payable	2,301
Increase in custody fees payable	2,056
Increase in transfer agent fees payable	4,177
Decrease in other accrued expenses	(90,262)
Net Cash Used in Operating Activities	(98,551,680)

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of change in subscriptions received in advance	51,888,000
Net Cash Provided by Financing Activities	51,888,000

Net change in Cash	(46,663,680)
Cash - Beginning of Period	47,656,424
Cash - End of Period	$992,744

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Financial Highlights
Class I Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Period January 4, 2021* through March 31, 2021
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.38	$10.00
Activity from investment operations:
Net investment loss[1]	(0.32)	(0.09)
Net realized and unrealized gain/(loss) on investments and purchased options	1.78	0.47
Net increase in reimbursement by affiliate (Note 6)	— [2,3]	—
Total from investment operations	1.46	0.38

Net Asset Value per share, end of period	$11.84	$10.38

Net Assets, end of year (in thousands)	$232,719	$160,711

Ratios to average shareholders’ equity:
Net investment loss[4,5]	(3.38)%	(0.41)%

Gross expenses[6]	4.65%	3.37%
Expense Recoupment/(Reimbursement)	0.02%	(0.92)%
Net expenses[6]	4.67%	2.45%

Total Return[7]	14.15%[8,9]	3.78%[8,9]

Portfolio turnover rate	0.00%[8]	0.00%[8]

Senior Securities
Total borrowings (000s)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness(10)	$—	$—

[1]	Per share data is computed using the average shares method.

[2]	Amount represents less than $0.01 per share.

[3]	During the six months ended September 30, 2021, the Advisor reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund’s total return.

[4]	Net investment loss has been annualized, except for Organizational Fees and Syndication Costs which are one time expenses.

[5]

Net investment loss ratio is calculated excluding Incentive Fees. If Incentive Fees were included the ratio would have been lowered by 2.25% for the six months ended September 30, 2021. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[6]

Expense ratios have been annualized, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 2.25%. Expenses do not include expenses from underlying funds in which the Fund invests.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]	Not annualized.

[9]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[10]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*

The Fund commenced operations on January 4, 2021 following reorganization of Hamilton Lane Evergreen Private Fund LP which was effective as of close of business on December 31, 2020, see Note 1 in the accompanying notes to consolidated financial statements.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Financial Highlights
Class R Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Period January 4, 2021* through March 31, 2021
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.38	$10.00
Activity from investment operations:
Net investment loss[1]	(0.36)	(0.09)
Net realized and unrealized gain/(loss) on investments and purchased options	1.78	0.47
Net increase in reimbursement by affiliate (Note 6)	— [2,3]	—
Total from investment operations	1.42	0.38

Net Asset Value per share, end of period	$11.80	$10.38

Net Assets, end of year (in thousands)	$891	$104

Ratios to average shareholders’ equity:
Net investment loss[4,5]	(4.08)%	(0.41)%

Gross expenses[6]	5.35%	3.37%
Expense Recoupment/(Reimbursement)	0.02%	(0.92)%
Net expenses[6]	5.37%	2.45%

Total Return[7]	14.21%[8,9]	3.78%[8,9]

Portfolio turnover rate	0.00%[8]	0.00%[8]

Senior Securities
Total borrowings (000s)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness(10)	$—	$—

[1]	Per share data is computed using the average shares method.

[2]	Amount represents less than $0.01 per share.

[3]	During the six months ended September 30, 2021, the Advisor reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund’s total return.

[4]	Net investment loss has been annualized, except for Organizational Fees and Syndication Costs which are one time expenses.

[5]

Net investment loss ratio is calculated excluding Incentive Fees. If Incentive Fees were included the ratio would have been lowered by 2.25% for the six months ended September 30, 2021. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[6]

Expense ratios have been annualized, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 2.25%. Expenses do not include expenses from underlying funds in which the Fund invests.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]	Not annualized.

[9]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[10]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*

The Fund commenced operations on January 4, 2021 following reorganization of Hamilton Lane Evergreen Private Fund LP which was effective as of close of business on December 31, 2020, see Note 1 in the accompanying notes to consolidated financial statements.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Financial Highlights
Class D Shares

Per share operating performance.
For a capital share outstanding throughout the period.

For the Period August 1, 2021* through September 30, 2021
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.10
Activity from investment operations:
Net investment loss[1]	(0.14)
Net realized and unrealized gain/(loss) on investments and purchased options	0.88
Total from investment operations	0.74

Net Asset Value per share, end of period	$11.84

Net Assets, end of year (in thousands)	$343

Ratios to average shareholders’ equity:
Net investment loss[2,3]	(2.45)%

Gross expenses[4]	3.55%
Expense Recoupment/(Reimbursement)	0.32%
Net expenses[4]	3.88%

Total Return[5]	6.65%[6,7]

Portfolio turnover rate	0.00%[6]

Senior Securities
Total borrowings (000s)	$—
Asset coverage per $1,000 unit of senior indebtedness(8)	$—

[1]	Per share data is computed using the average shares method.

[2]	Net investment loss has been annualized, except for Organizational Fees and Syndication Costs which are one time expenses.

[3]

Net investment loss ratio is calculated excluding Incentive Fees. If Incentive Fees were included the ratio would have been lowered by 1.00% for the period August 1, 2021 through September 30, 2021. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[4]

Expense ratios have been annualized, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.00%. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[6]	Not annualized.

[7]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[8]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*	The Class commenced operations on August 1, 2021.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited)

Note 1 – Organization

Hamilton Lane Private Assets Fund (the “Fund”) a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. Hamilton Lane Advisors, L.L.C. (the “Adviser”), a Pennsylvania limited liability company, serves as the investment advisor of the Fund. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware trust on February 7, 2020 and commenced operations on January 4, 2021. Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the Hamilton Lane Evergreen Private Fund LP (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same investment adviser and portfolio managers. The proposed Plan of Reorganization was approved by the Fund’s Board of Trustees (the “Board”) on December 15, 2020. The tax-free reorganization was accomplished at close of business on December 31, 2020. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class I	13,722,762	$137,227,624

The net unrealized appreciation of investments transferred was $8,750,500 as of the date of the acquisition, and the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Fund will (or may) include investments in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”). The Fund’s investments will also include direct investments in the equity or debt of a company (collectively, “Direct Investments”). The Fund’s primary investment objective is to generate capital appreciation over the medium- and long-term through investments in private assets globally.

(a) Consolidation of Subsidiaries

The Fund may make investments through wholly-owned subsidiaries (“Subsidiaries”). Such Subsidiaries will not be registered under the Investment Company Act. However, the Fund will wholly own and control any Subsidiaries. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. Each investment adviser to any such foreign subsidiary will comply with Section 15 of the Investment Company Act with respect to advisory contract approval, including that (i) material amendments to any such subsidiary’s advisory contract must be approved by the Fund’s shareholders or the Fund’s Board of Trustees in the manner and to the extent that the Fund’s advisory agreement must be approved by the Fund’s shareholders or the Fund’s Board of Trustees; and (ii) the Fund’s shareholders will have the ability to vote to terminate the subsidiary’s advisory agreements to the extent that they can vote to terminate the Fund’s advisory agreement.

As of September 30, 2021, there are two active Subsidiaries, the PAF JZ Blocker, formed under the laws of the Cayman Islands on September 17, 2020, and HL PAF Holdings, LLC, incorporated in Delaware on March 10, 2021. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2021, total assets of the Fund were $249,430,952, of which $8,039,253, or approximately 3.2%, was held in the PAF JZ Blocker, and $65,806,557, or approximately 26.1%, was held in HL PAF Holdings, LLC.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 2 – Accounting Policies (continued)

(a) Basis of Accounting

The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”). U.S. GAAP for an investment company requires investments to be recorded at their estimated fair value.

(b) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c) Cash and Cash Equivalents

Cash, represents cash deposits held at financial institutions. Cash is held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable FDIC or SIPC limitations.

(d) Options purchased

When an option is purchased, an amount equal to the premium paid is recorded as an investment and is subsequently adjusted to the current fair value of the option purchased. Premiums paid for the purchase of options which expire unexercised are treated by the Fund on the expiration date as realized losses. If a purchased put option is exercised, the premium is subtracted from the proceeds of the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss. If a purchased call option is exercised, the premium increases the cost basis of the security or foreign currency purchased by the Fund. Options purchased on an exchange are standardized while options purchased over-the-counter (“OTC”) have counterparty risk associated with them.

(e) Concentration of Market, Credit and Industry Risks

The Fund’s portfolio investments are generally illiquid, non-publicly traded securities and are realized as distributions from portfolio investments are made and when portfolio investments are disposed of. These portfolio investments are subject to various risk factors including market, credit and industry risk. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest rates. Other risks affecting these portfolio investments include, but are not limited to, increasing competition, rapid changes in technology and changes in economic conditions. Additionally, certain portfolio investments are denominated in foreign currencies that may be negatively affected by movements in the rate of exchange between the U.S. dollar and such foreign currencies. These risk factors could have a material effect on the ultimate realizable value of the Fund’s portfolio investments.

(f) Fair Value of Financial Instruments

The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

The Fund’s direct investments are also in private equity credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these direct investments at estimated fair values, using present value and other subjective valuation techniques. These may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for direct credit and direct equity investments.

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 2 – Accounting Policies (continued)

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

(g) Investment Transactions and Related Income

The Fund’s primary sources of income are investment income and gains recognized upon distributions from portfolio investments and unrealized appreciation in the fair value of its portfolio investments. The Fund generally recognizes investment income and realized gains based on the characterization of distributions provided by the administrator/investment manager of the portfolio investment at the time of distributions.

Realized gains and losses from the sale of portfolio investments represent the difference between the original cost of the portfolio investments, as adjusted for return of capital distributions (net cost), and the net proceeds received at the time of the sale, disposition or distribution date. The Fund records realized gains and losses on portfolio investments when securities are sold, distributed to the partners or written-off as worthless. The Fund recognizes the difference between the net cost and the estimated fair value of portfolio investments owned as the net change in unrealized appreciation / (depreciation) on investments in the Consolidated Statement of Operations.

Interest income, including amortization of premium or discount using the effective interest method and interest on paid-in-kind instruments, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend. Other income from portfolio investments, which represents operating income from investment partnerships or other flow through entities received by the Fund, is recorded on the date received.

(h) Foreign Currency

The values of portfolio investments denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Capital contributions to the portfolio investments and distributions received from the portfolio investments are translated into U.S. dollar amounts on the respective dates of each such transaction. The Fund does not isolate the effects of changes in foreign currency rates on the valuation of these portfolio investments. Such fluctuations in exchange rates are included with and form part of the net realized and unrealized gain (loss) from investments.

(i) Currency Risk

Investment Funds make direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund investments are denominated against the U.S. dollar will result in a decrease in the Fund’s net asset value. The Adviser generally will not hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

(j) Income Taxes

The Fund elects to be treated as, and qualifies as, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required for the Fund.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s financial statements as of September 30, 2021.

The Fund utilizes a tax-year end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 2 – Accounting Policies (continued)

Management has analyzed the Fund’s tax positions for the open tax year and has concluded that as of September 30, 2021, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations.

Note 3 – Investment Transactions

For the six months ending September 30, 2021, purchases and sales of investments, excluding short-term investments, were $58,827,625 and $0, respectively.

Note 4 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund has designated a Valuation Committee (the “Committee”) comprised of employees of the Adviser to oversee the entire valuation process of the Fund’s investments. The Committee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Committee meets on a monthly basis. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Committee has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Committee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 4 – Portfolio Valuation (continued)

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level I	Level II	Level III	Total
Investments
Direct Credit	$—	$—	$31,451,160	$31,451,160
Direct Equity	—	5,994,799	54,156,728	60,151,527
Purchased Options	—	31,201	—	31,201
Short-term Investments	46,850,192	—	—	46,850,192
Total Investments	$46,850,192	$6,026,000	$85,607,888	$138,484,080

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) certain Direct Equity and Secondary Fund investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $108,670,205 are excluded from the fair value hierarchy as of September 30, 2021.

The following is a reconciliation of assets in which significant unobservable inputs (Level III) were used in determining value:

	Direct Credit	Direct Equity	Secondary Equity
Balance as of March 31, 2021	$19,953,395	$42,897,987	$1,633,345
Transfers into Level III	—	—	—
Transfers out of Level III	—	(5,994,799)	(3,830,643)
Total gains or losses for the period
Included in earnings (or changes in partners’ capital)	(651,412)	10,530,823	638,882
Purchases	12,149,177	6,722,717	1,558,416
Balance as of September 30, 2021	$31,451,160	$54,156,728	$—

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for Level III assets held at the end of the reporting period	$(651,412)	$10,530,823	$—

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 4 – Portfolio Valuation (continued)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level III as of September 30, 2021:

Asset Class	Fair Value at September 30, 2021	Valuation Technique(s)	Unobservable Input(1)	Range of Input	Weighted Average of Input(2)	Impact to Valuation from an Increase in Input(3)
Direct Credit	$31,451,160	Income Approach	Market Yield	7.67% - 11.54%	N/A	Decrease
		Recent Transaction	Recent transaction price	N/A	N/A	N/A
Direct Equity	54,156,728	Income Approach	Market Yield	9.98%	N/A	Decrease
		Market Approach	ARR Multiple	7.8x	N/A	Increase
			EBITDA Multiple	10.5x – 16.0x	N/A	Increase
		Recent Transaction	Recent transaction price	N/A	N/A	N/A

(1)

The Advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	Inputs shown do not represent a range but rather distinct inputs, thus since there is no range a weighted average calculation would not apply.

(3)	This column represents the directional change in the fair value of the Level III investments that would result from an increase/decrease to the corresponding unobservable input.

Note 5 – Federal Income Taxes

At March 31, 2021, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$102,555,878
Gross unrealized appreciation	15,019,524
Gross unrealized depreciation	(586,889)
Net unrealized appreciation on investments	$14,432,635

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 6 – Investment Management Fees and Allocations

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in consideration of the Advisory and other services provided by the Adviser to the Fund. The Fund pays the Adviser a quarterly Investment Management Fee equal to 1.50% on an annualized basis of the Fund’s average daily Managed Assets during such period. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.

In addition, the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee, that is accrued monthly and payable upon the Fund’s exit from an investment in each Direct Investment, Secondary Investment, Listed PE Investment and Opportunistic Investment (each, an “Applicable Investment”).

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 6 – Investment Management Fees and Allocations (continued)

The Incentive Fee shall be calculated in respect of each Applicable Investment (i.e., on a deal-by-deal basis), whether or not such investments are made through any intermediate vehicle.

The Incentive Fee in respect of each Applicable Investment shall be calculated as follows:

(i) First, 100% of all proceeds (including both cash and non-cash proceeds) from such Applicable Investment received by the Fund (“Relevant Proceeds”) shall be retained by the Fund until it has received Relevant Proceeds equal to:

(a)	the acquisition cost of such Applicable Investment; plus

(b)

an amount equal to the Preferred Return Rate, compounded annually, on the amounts originally invested by the Fund in such Applicable Investment, calculated from the time (or times) the Fund contributed capital in respect of such Applicable Investment until the Fund received Relevant Proceeds in respect of such Applicable Investment equal to this paragraph (i), taking into account the timing of the relevant cash flows;

(ii) Second, the Adviser will be entitled to amounts equal to 100% of further Relevant Proceeds received by the Fund with respect to such Applicable Investment until such time as the Adviser has received 12.50% multiplied by the sum of (x) the preferred return described in paragraph (i)(b) above and (y) the amounts distributed to the Adviser under this paragraph; and

(iii) Third, an additional amount equal to 12.50% multiplied by further Relevant Proceeds with respect to such Applicable Investment will be distributed to the Adviser and the remainder of further Relevant Proceeds with respect to such Applicable Investment shall be retained by the Fund.

For purposes of the foregoing, (A) the “ Preferred Return Rate” equals (x) 8% per annum in respect of any Direct Equity Investment, Secondary Investment, Opportunistic Investment or Listed PE Investment and (y) 6% per annum in respect of any Direct Credit Investment, (B) all amounts “retained” by the Fund shall be available for immediate use by the Fund for payment of expenses, reinvestment or any other valid Fund purpose, and need not be held by the Fund as cash or in any other form for any length of time, but rather the Fund is free to use such amounts in any manner, (C) a single Secondary Investment may be composed of a portfolio of underlying assets acquired in a single transaction or a series of related transactions as determined by the Adviser in its reasonable discretion, and assets acquired as part of a single secondary transaction may be treated as one or more separate Secondary Investments, and (D) the contributions to and distributions from an applicable investment will be based on the actual currency in which such amounts are made and will not reflect any hedging.

No Incentive Fee will be payable in respect of any Investments of the Fund in primary fund investments, currency hedging transactions or cash equivalents.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, the Investment Management Fee and the Incentive Fee) do not exceed 1.45%, 0.75% and 1.00% of the average daily net assets of Class R Shares, Class I Shares and Class D Shares, respectively (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement also provides that, after the commencement of operations until the first anniversary of the commencement of operations, the Adviser agrees to waive fees payable to it by the Fund on assets held in cash or cash equivalents less the total amount of capital committed by the Fund and not yet drawn for investment. The Expense Limitation Agreement will have a term ending one-year from the date the Fund commences operations, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser.

For the six months ended September 30, 2021, the Adviser recovered $19,949 of its previously waived advisory fees. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 6 – Investment Management Fees and Allocations (continued)

the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At September 30, 2021 the amount of these potentially recoverable expenses is $470,814 expiring on March 31, 2024.

During the six months ended September 30, 2021, the Advisor reimbursed the Fund $17,493 for an error during the May 2021 valuation. This amount is reported on the Fund’s Consolidated Statement of Operations and Consolidated Statements of Changes in Net Assets under the caption “Reimbursement by affiliate.” This reimbursement had no impact on the Fund’s performance.

Note 7 – Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

The Fund will invest in highly illiquid, long-term investments. The Fund does not expect to be able to transfer its investments in, or to withdraw from, the Investment Funds or Direct Investments. In addition, the investments of the Investment Funds and Direct Investments generally will be investments for which no liquid market exists or will be subject to legal or other restrictions on transfer, and the Fund may be required to hold such investments until maturity or otherwise be restricted from disposing of such investments. Investment Funds or sponsors of Direct Investments in which the Fund invests may face reduced opportunities to exit and realize value from their investments in the event of a general market downturn or a specific market dislocation. As a consequence, an Underlying Fund or the Fund may not be able to sell its investments when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Furthermore, under certain circumstances, distributions may be made by the Fund to Limited Partners in-kind and could consist of securities for which there is no readily available market.

In some cases, the Fund may dispose of its investments in one or more Investment Funds and Direct Investments in secondary transactions with third parties. Approval of the sponsors of Investment Funds and Direct Investments will generally be required to effect any such secondary sale and there can be no assurances that such approval will be given. Furthermore, due to the illiquid market for secondary transactions, there can be no assurance that any secondary sale will be successfully completed in the time the Adviser determines most appropriate for the Fund or that the price paid by a third party purchaser will reflect Hamilton Lane’s or the underlying fund sponsor’s valuation for such investment. Depending on the circumstances of the Underlying Fund, the price received by the Fund may represent a substantial discount relative to the valuation at which such investment is held or the amount of capital contributed to such investment. The Fund may be required to agree to retain certain liabilities relating to the Underlying Fund or Direct Investment even after it is sold.

Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated over-the-counter (“OTC) secondary market for institutional investors. The Board is responsible for the valuation of the Fund’s portfolio investments, and has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to the Adviser. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.

A high proportion of the Fund’s investments relative to its total investments are expected to be valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 7 – Certain Risk Factors and Conflicts of Interest (continued)

security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Due to these various factors, the Fund’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.

The Adviser provides investment advice to a variety of clients, including through other accounts and investment funds, and expects to have additional clients in the future. These other clients may have goals that are similar to or overlap with those of the Fund. As a result, the Adviser and its affiliates – including each of their respective directors, officers, partners and employees – may be subject to various conflicts of interest in their relationships and dealings with the Fund. By acquiring an interest in the Fund, each investor will be deemed to have acknowledged the existence of such actual and potential conflicts of interest and, to the extent permitted by applicable law, to have waived any claims with respect to the existence of any conflicts of interest.

The valuations reported by the Portfolio Fund Managers, based upon which the Fund determines its month-end net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or revisions to the net asset value of a Portfolio Fund or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount.

Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Note 8 – Shareholder Servicing Plan

The Fund has adopted a Distribution and Service Plan with respect to Class R and Class D Shares in compliance with Rule 12b-1 under the Investment Company Act. The Distribution and Service Plan allows the Fund to pay distribution and servicing fees for the sale and servicing of its Class R and Class D Shares. Under the Distribution and Service Plan, the Fund will be permitted to pay as compensation up to a maximum of 0.70% per year on Class R Shares and up to a maximum of 0.25% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each class (the “Distribution and Servicing Fee”) to the Fund’s Distributor and/or other qualified recipients. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. Class I Shares are not subject to the Distribution and Servicing Fee. For the six months ended September 30, 2021, distribution and service fees incurred are disclosed on the Consolidated Statement of Operations.

Note 9 – Risks Related to Pandemics and Other Diseases

Events such as health pandemics or outbreaks of disease may lead to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. For example, beginning in late 2019, China experienced an outbreak of a new and highly contagious form of coronavirus disease, “COVID-19”. In the ensuing months, COVID-19 spread to numerous countries and was declared a pandemic by the World Health Organization, prompting precautionary government-imposed closures and restrictions of certain travel and businesses in many countries. Given the

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 9 – Risks Related to Pandemics and Other Diseases (continued)

novelty of COVID-19, it is extremely difficult to quantify the extent of its adverse impact on the global economy, in particular if it continues to spread globally. Health pandemics or outbreaks could result in a general economic decline in a given region, or globally, particularly if the outbreak persists for an extended period of time or spreads globally. This could have an adverse impact on Investment Funds and/or Direct Investments, or the Fund’s ability to source new investments or to realize its investments. Pandemics and similar events could also have an acute effect on individual issuers or related groups of issuers and could adversely affect securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors relating to Investment Funds and/or Direct Investments or the Adviser’s operations or the operations of a sponsor of an Underlying Fund or Direct Investment. Additionally, the risks related to health pandemics or outbreaks of disease are heightened due to uncertainty as to whether such an event would qualify as a force majeure event. If a force majeure event is determined to have occurred, a counterparty to the Fund, an Underlying Fund and/or Direct Investments may be relieved of its obligations under certain contracts to which it is a party, or, if it has not, the Fund, Underlying Fund or Direct Investments, as the case may be, may be required to meet their contractual obligations, despite potential constraints on their operations and/or financial stability. Either outcome could adversely impact performance of the Investment Funds, Direct Investments and/or the Fund.

Note 10 – Other agreements

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for administrative and custodian services for the six months ended September 30, 2021, are reported on the Consolidated Statement of Operations.

Note 11 – Commitments

As of September 30, 2021, the Fund has funded $153,185,089 or 85.3% of the $179,538,154 total commitments to private equity investments.

Note 12 – Capital Share Transactions

The Fund offers three separate classes of shares of beneficial interest (“Shares”) designated as Class I Shares, Class R Shares and Class D Shares. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The minimum initial investment in Class I Shares by an investor in the Fund is $1,000,000, the minimum initial investment in Class R Shares by an investor is $50,000 and the minimum initial investment in Class D Shares by an investor in the Fund is $50,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem its Shares. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30.

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than one year, then such repurchase will be subject to a 2% early withdrawal fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the Fund will repurchase those shares held the longest first.

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 12 – Capital Share Transactions (continued)

For the six months ended September 30, 2021, transactions in the Fund’s Shares were as follows:

	Subscriptions (in Shares)	Subscriptions	Reinvestment of Distributions (in Shares)	Reinvestment of Distributions	Shares Repurchased (in Shares)	Shares Repurchased
Class I	4,166,613	$44,950,500	—	$—	—	$—
Class R	75,481	697,500	—	—	—	—
Class D	28,983	325,000	—	—	—	—
	4,271,077	$45,973,000	—	$—	—	$—

Note 13 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the period January 4, 2021 through September 30, 2021.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2021 by risk category are as follows:

	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Foreign exchange contracts	Purchased options contracts, at value	$31,201
Total		$31,201

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts
Foreign exchange contracts	$(31,909)
Total	$(31,909)

The quarterly average volumes of derivative instruments as of September 30, 2021 are as follows:

Derivatives not designated as hedging instruments
Foreign exchange contracts	Purchased options contracts	Notional value	159,860,000 INR

INR - Indian Rupee

Note 14 – LIBOR Phaseout Risk

The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund.

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

Note 15 – Line of Credit

As of April 29, 2021 the Fund secured a committed, secured line of credit (the “Facility”) with Investec Bank PLC. The Facility has the following terms: (a) an Arrangement fee of $420,000 constituting one hundred twenty (120) basis points (1.20%) of the aggregate Commitment in effect on the Closing Date, (b) an Administrative Agency Fee of $50,000 per annum, (c) an Extension Fee an amount equal to fifty (50) basis points (0.50%) of the aggregate Commitment then in effect, (d) a commitment amount of $35,000,000, and (e) interest rate of applicable LIBOR rate plus 3.25% per annum. The Fund did not borrow under the line of credit agreement during the six months ended September 30, 2021.

Note 16 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

Note 17 – Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

The Board authorized the Fund to offer to repurchase Shares from Shareholders in an amount up to approximately 5.00% of the net assets of the Fund (or approximately $10,209,000 as of July 31, 2021), with a December 31, 2021 valuation date. Members that desired to tender Shares for repurchase were required to do so by October 27, 2021. There were no tender requests received for the Class D shares, Class R shares or Class I Shares.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financials statements.

Hamilton Lane Private Assets Fund

Supplemental Data
September 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 626-7246 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (844) 626-7246 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov. or without charge and upon request by calling the Fund at (877) 779-1999.

Hamilton Lane Private Assets Fund

Fund Information
September 30, 2021 (Unaudited)

Approval of Investment Management Agreement

At the meeting (the “Meeting”) of the Board held on June 26, 2020, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), considered the approval of the Investment Management Agreement (the “Advisory Agreement”) between the Adviser and the Fund.

In advance of the Meeting, the Independent Trustees requested and received materials from the Adviser to assist them in considering the approval of the Advisory Agreement. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Advisory Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Adviser. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Adviser to the Fund under the Advisory Agreement, including the selection of Fund investments and the implementation of the Fund’s objective and strategies. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Adviser who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Adviser’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Adviser’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services to be provided was satisfactory.

Performance

The Board considered the investment experience of the Adviser. The Board also reviewed and considered the performance of the Adviser’s other similar investment products and of the Predecessor Fund. However, because the Fund had not yet commenced operations, the Board was not able to consider Fund performance.

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund. The Board compared the advisory fee and pro-forma total expense ratio for the Fund with various comparative data, including a report of other comparable funds. The Board also discussed the proposed incentive fee. The Board concluded that the advisory fees to be paid by the Fund and pro-forma total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement. The Board considered that since the Fund’s advisory fee does not have breakpoints, the advisory fee would not create economies of scale as the Fund grows.

Profitability of Adviser and Affiliates

The Board considered and reviewed pro-forma information concerning the costs incurred and profits expected to be realized by the Adviser from the Adviser’s relationship with the Fund. Although the Board considered and reviewed pro-forma information concerning the Adviser’s expected profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.

Hamilton Lane Private Assets Fund

Fund Information
September 30, 2021 (Unaudited) (Continued)

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Adviser from its management of the Fund, including, without limitation, the ability to expand the investor base in the Fund because of its relatively smaller minimum subscription amounts and the permanent structure of the Fund compared to other private credit funds. The Board noted that the Adviser did not have affiliations with the Fund’s transfer agent, administrator, custodian or distributor and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Advisory Agreement for an initial two-year term.

This page intentionally left blank.

Investment Adviser

Hamilton Lane Advisors, L.L.C.
One Presidential Boulevard, 4th Floor
Bala Cynwyd, Pennsylvania 19004
www.hamiltonlane.com

Custodian

UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent, and Fund Accountant

UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212-3949

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
151 N Franklin Street
Suite 575
Chicago, IL 60606

ITEM 1.(b) Not Applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)          Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)          Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)          Not applicable to semi-annual reports.

(b)          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)         The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)          There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Hamilton Lane Private Assets Fund

By (Signature and Title)*	/s/ Andrew Schardt
Andrew Schardt, Managing Director

Date	December 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Andrew Schardt
Andrew Schardt, Managing Director

Date	December 8, 2021

By (Signature and Title)*	/s/ Elina Magid
Elina Magid, Treasurer
(Principal Financial Officer)

Date	December 8, 2021

*	Print the name and title of each signing officer under his or her signature.